Net Investment in Properties (Narratives) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Investments [Abstract]
Fair Value Of Assets Acquired			$ 174,800,000
Ownership Interest On Properties Acquired			100.00%
Fair Value of Nonrecourse Debt Of All Properties Acquired			117,100,000
Impact Of Real Estate On Acquisition Of Properties			90,200,000
Gain On Change In Control Of Interests			27,859,000	0	0
Impact Of Intangible Assets On Acquisition Of Properties			40,800,000
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price			31,800,000
Funds Released From Escrow In Connection With Sale Of Property	1,954,000	363,000	2,584,000	36,620,000	0
Proceeds From Transfer Of Profit Sharing Interest					21,928,000
Quantifying Misstatement In Current Year Financial Statements Amount			17,900,000
Ownership Interest in entity					100.00%
Domestic Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price				47,600,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs				100,000
Funds Released From Escrow In Connection With Sale Of Property				36,100,000
Proceeds from Lines of Credit				11,500,000
International Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price				27,200,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs				1,000,000
Noncontrolling Interest, Ownership Percentage by Parent				70.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				30.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value				8,400,000
Business Acquisition Cost Of Acquired Entity Transaction Costs Noncontrolling Interest				600,000
Carey Storage Venture Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price				22,000,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs				400,000
Noncontrolling Interest, Ownership Percentage by Parent					60.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value				11,500,000
Business Acquisition Cost Of Acquired Entity Transaction Costs Noncontrolling Interest				200,000
Investment Commitment From Outside Invester					8,100,000
Transaction Costs Sale Of Assets					1,000,000
Carey Storage Venture Acquisition [Member] | Operating Real Estate Business [Member]
Business Acquisition [Line Items]
Proceeds From Transfer Of Profit Sharing Interest					$ 21,900,000